Earnings (Loss) Per Share - Potentially Dilutive Securities Excluded from Calculation of EPS (Q1) (Details)	3 Months Ended
Mar. 31, 2021 shares
Restricted Stock Units (RSUs)
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of EPS (in shares)	2,806,690